Consolidated Balance Sheet - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Lease prepayments and other non-current assets	¥ 858,283	¥ 747,249
Property, plant and equipment	11,646,390	12,866,428
Investment properties	376,739	391,266
Construction in progress	1,559,401	1,001,118
Investments accounted for using the equity method	4,527,133	4,452,044
Deferred income tax assets	119,075	119,307
Non-current assets	19,087,021	19,577,412
Current assets
Inventories	8,120,875	6,597,598
Financial assets at fair value through other comprehensive income	1,672,431	0
Financial assets at fair value through profit or loss	2,727,279	0
Trade receivables	81,990	386,480
Bills receivable	0	1,090,479
Other receivables	105,803	83,551
Prepayments	38,025	228,269
Amounts due from related parties	2,286,249	1,975,408
Cash and cash equivalents	8,741,893	7,504,266
Time deposits with banks	1,500,000	2,000,000
Assets classified as held for sale	24,331	0
Current assets	25,298,876	19,866,051
Total assets	44,385,897	39,443,463
Equity and liabilities
Share capital	10,823,814	10,814,177
Reserves	19,522,249	17,416,056
Equity attributable to owners of the Company	30,346,063	28,230,233
Non-controlling interests	116,378	285,307
Total equity	30,462,441	28,515,540
Non-current liabilities
Deferred income	10,442	5,679
Current liabilities
Borrowings	497,249	606,157
Financial liabilities at fair value through profit or loss	11,005	1,516
Advance from customers	0	470,865
Contract liabilities	446,702	0
Trade payables	2,922,998	1,908,457
Other payables	5,167,230	3,568,817
Amounts due to related parties	4,567,814	3,731,687
Income tax payable	300,016	634,745
Current liabilities	13,913,014	10,922,244
Total liabilities	13,923,456	10,927,923
Total equity and liabilities	¥ 44,385,897	¥ 39,443,463